Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 152,592,104.60
Previously Paid Amount	0.00
Total Fee Amount	13,275.51
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 13,275.51
Narrative - Max Aggregate Offering Price	$ 152,592,104.60
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true